Key Management Personnel	12 Months Ended
Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Key Management Personnel

Note 30. Key Management Personnel

(a)	Compensation of Key Management Personnel

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Short-term employee benefits	1,099,081	680,954	715,027
Post-employment benefits	79,550	64,632	67,928
Share-based payments expense	3,897,638	420,751	532,952
	5,076,269	1,166,337	1,315,907

(b)	Other transactions and balances with director and key management personnel and their related parties

There were no director and key management personnel related party transactions during the current or prior financial year.